Acquisitions - Digita Security LLC, Orchard & Grove, Vista (Details) - USD ($) $ in Thousands			3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 26, 2019	Sep. 18, 2018	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2017
Acquisitions
Increase (decrease) in fair value of contingent consideration				$ (3,100)	$ 200
Liabilities assumed:
Goodwill			$ 539,818	$ 539,818	$ 539,818	$ 501,145	$ 539,818	$ 539,818	$ 529,145	$ 499,892
Increase consideration and goodwill for working capital adjustment						1,000
Decrease net deferred tax liability and goodwill						$ 500
Maximum
Acquisitions
Useful life of intangible assets					12 years
Developed technology
Acquisitions
Useful life of intangible assets				5 years	5 years	5 years
Digita Security LLC
Acquisitions
Aggregate purchase price	$ 14,400
Contingent purchase consideration	9,000				$ 9,200
Acquisition-related expenses					500
Goodwill deductible for income tax purposes	1,700				1,700
Maximum contingent consideration	15,000
Compensation expense			900	$ 4,100
Assets acquired:
Cash	512
Other current assets	1
Long-term assets	12
Liabilities assumed:
Accounts payable and accrued liabilities	(119)
Intangible assets acquired	3,300
Goodwill	10,673
Total purchase consideration	$ 14,379
Digita Security LLC | Maximum
Acquisitions
Compensation expense				5,000	5,000
Digita Security LLC | Developed technology
Acquisitions
Useful life of intangible assets	5 years
Digita Security LLC | General and administrative
Acquisitions
Increase (decrease) in fair value of contingent consideration			$ 600	$ (3,100)	$ (200)
Orchard & Grove, Inc. [Member]
Acquisitions
Aggregate purchase price		$ 2,100
Assets acquired:
Cash		138
Other current assets		71
Long-term assets		10
Liabilities assumed:
Accounts payable and accrued liabilities		(73)
Deferred revenue		(138)
Deferred tax liability		(356)
Intangible assets acquired		1,580
Goodwill		835
Total purchase consideration		$ 2,067